Report of the directors financial review risk report - Retail analysis (Details) - Retail - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 415,278	$ 392,361
Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	368,934	347,910
Gross carrying amount | Mortgages | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	328,914	311,875
Gross carrying amount | Mortgages | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	37,499	33,761
Gross carrying amount | Mortgages | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	2,521	2,274
Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	23,779	23,290
Gross carrying amount | Credit cards | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	19,784	19,915
Gross carrying amount | Credit cards | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	3,708	3,107
Gross carrying amount | Credit cards | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	287	267
Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	22,565	21,161
Gross carrying amount | Other financial assets measured at amortised cost | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	19,717	18,574
Gross carrying amount | Other financial assets measured at amortised cost | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	2,285	2,005
Gross carrying amount | Other financial assets measured at amortised cost | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	563	583
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,613)	(2,413)
Allowance for ECL | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,539)	(2,351)
Allowance for ECL | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,452)	(2,285)
Allowance for ECL | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,662)	(2,440)
Allowance for ECL | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(3,567)	(3,928)
Increase (decrease) in ECL	400
Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(481)	(440)
Allowance for ECL | Mortgages | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(55)	(51)
Allowance for ECL | Mortgages | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(144)	(126)
Allowance for ECL | Mortgages | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(282)	(263)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(459)	(425)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(49)	(47)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(133)	(117)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(278)	(261)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(436)	(405)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(46)	(43)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(120)	(107)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(269)	(255)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(502)	(456)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(63)	(58)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(149)	(129)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(290)	(269)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(736)	(708)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(119)	(129)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(287)	(275)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(330)	(304)
Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,229)	(1,116)
Allowance for ECL | Credit cards | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(320)	(276)
Allowance for ECL | Credit cards | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(695)	(655)
Allowance for ECL | Credit cards | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(215)	(185)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,188)	(1,086)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(313)	(267)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(660)	(634)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(215)	(185)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,157)	(1,064)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(299)	(258)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(643)	(621)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(215)	(185)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,246)	(1,124)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(331)	(284)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(700)	(656)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(215)	(185)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,642)	(1,915)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(513)	(701)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(907)	(1,027)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(223)	(188)
Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(902)	(856)
Allowance for ECL | Other financial assets measured at amortised cost | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(224)	(216)
Allowance for ECL | Other financial assets measured at amortised cost | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(385)	(360)
Allowance for ECL | Other financial assets measured at amortised cost | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(293)	(279)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(891)	(839)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(218)	(204)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(381)	(355)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(293)	(279)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(859)	(816)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(204)	(193)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(363)	(343)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(293)	(279)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(915)	(860)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(232)	(217)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(391)	(363)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(293)	(279)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,189)	(1,305)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(415)	(532)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(473)	(483)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(301)	(290)
UK | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	181,192	163,541
UK | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	7,990	7,415
UK | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,404	8,249
UK | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(150)	(126)
UK | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(138)	(117)
UK | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(130)	(107)
UK | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(158)	(132)
UK | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(293)	(288)
UK | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(339)	(280)
UK | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(336)	(275)
UK | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(317)	(265)
UK | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(338)	(276)
UK | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(414)	(447)
UK | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(267)	(241)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(263)	(233)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(238)	(217)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(275)	(243)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(346)	(351)
Mexico | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	8,187	7,482
Mexico | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	2,294	2,227
Mexico | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,821	3,722
Mexico | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(187)	(165)
Mexico | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(183)	(162)
Mexico | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(175)	(155)
Mexico | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(190)	(168)
Mexico | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(237)	(215)
Mexico | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(384)	(337)
Mexico | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(379)	(333)
Mexico | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(374)	(330)
Mexico | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(385)	(338)
Mexico | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(479)	(423)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(430)	(419)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(426)	(416)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(422)	(413)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(431)	(422)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(593)	(593)
Hong Kong | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	105,399	106,866
Hong Kong | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	9,097	9,419
Hong Kong | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,194	6,210
Hong Kong | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(7)	(5)
Hong Kong | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(6)	(5)
Hong Kong | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(5)	(4)
Hong Kong | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8)	(5)
Hong Kong | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(10)
Hong Kong | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(289)	(293)
Hong Kong | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(257)	(275)
Hong Kong | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(253)	(268)
Hong Kong | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(301)	(300)
Hong Kong | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(496)	(770)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(110)	(106)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(108)	(102)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(107)	(101)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(112)	(105)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(137)	(249)
UAE | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	2,097	1,993
UAE | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	545	536
UAE | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	658	688
UAE | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
UAE | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
UAE | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
UAE | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
UAE | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(8)
UAE | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(34)	(31)
UAE | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(33)	(31)
UAE | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(32)	(31)
UAE | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(34)	(31)
UAE | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(39)	(35)
UAE | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(18)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(18)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(20)	(19)
US | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	17,736	16,965
US | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	188	193
US | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(7)	(6)
US | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(6)
US | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(6)
US | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8)	(6)
US | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(8)
US | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(14)	(15)
US | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(14)
US | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(13)	(14)
US | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(15)
US | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(17)
Other geographies | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	54,323	51,064
Other geographies | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	3,665	3,500
Other geographies | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,488	2,292
Other geographies | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(123)	(131)
Other geographies | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(117)	(127)
Other geographies | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(112)	(124)
Other geographies | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(131)	(136)
Other geographies | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(177)	(180)
Other geographies | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(170)	(162)
Other geographies | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(169)	(159)
Other geographies | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(167)	(156)
Other geographies | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(173)	(164)
Other geographies | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(198)	(223)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(78)	(72)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(77)	(72)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(74)	(69)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(78)	(73)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (92)	$ (93)